Income Tax (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
Income Tax [Line Items]
Percentage of profits tax rate	25.00%	25.00%	25.00%	25.00%
Net operating loss carry forwards	¥ 36,324,122		¥ 48,654,043	¥ 53,929,686
Valuation allowances	36,838,058		49,257,980	52,114,383		¥ 87,212,118
Unrecognized tax benefits				3,417,532
Recognized tax position	50.00%	50.00%
Statute of limitations	3 years	3 years
Extension period of statute of limitations	5 years	5 years
Excess of underpayment of tax	¥ 100,000
Maturity of statute of limitation in transfer pricing	10 years	10 years
Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Percentage of profits tax rate	25.00%	25.00%
Uncertain Tax Positions [Member]
Income Tax [Line Items]
Unrecognized tax benefits				3,400,000
Hong Kong S.A.R. [Member]
Income Tax [Line Items]
Percentage of profits tax rate	16.50%	16.50%
Assessable profits (in Dollars) | $		$ 2.0
Percentage of statutory income tax rate	8.25%	8.25%
Net operating loss carry forwards	¥ 97,300,000		89,200,000	63,800,000	$ 13.3
Hong Kong S.A.R. [Member] | Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Percentage of profits tax rate	16.50%	16.50%
Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Percentage of income tax rate	25.00%	25.00%
Percentage of enterprise income tax	25.00%	25.00%
PRC [Member]
Income Tax [Line Items]
Percentage of tax imposed	10.00%	10.00%
Valuation allowances	¥ 36,838,058		49,257,980	52,114,383	5.1
PRC [Member] | VIE [Member]
Income Tax [Line Items]
Net operating loss carry forwards	¥ 81,100,000		¥ 135,700,000	¥ 173,500,000	$ 11.1